Condensed Consolidated Balance Sheets (Q3) - USD ($) $ in Millions	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 826		$ 1,585				$ 1,107
Inventories	1,511		1,452				1,307
Related-party notes receivable	0		532				149
Prepaid expenses and other current assets	186		143				127
Total current assets	4,569		4,781				3,939
Property, plant and equipment, net	7,837		7,534	[1]			7,620	[1]
Goodwill	8,993		8,917				8,970		$ 8,115
Intangible assets, net	1,762		1,832				1,884
Operating lease right-of-use assets, net	617		547				450
Other noncurrent assets	257		194				184
Total Assets	24,035		23,805				23,047
Current Liabilities:
Short-term borrowings	547		0
Operating lease liabilities	129		149				137
Other current liabilities	822		893				831
Total current liabilities	3,152		2,550				2,443
Deferred income tax liabilities	946		936				998
Noncurrent portion of operating lease liabilities	501		386				336
Other noncurrent liabilities	1,606		1,521				1,426
Total Liabilities	11,137		13,891				13,844
Commitments and contingencies (see Note 17)
Equity:
Common stock, par value of $0.01 per share, 680,250,615 shares authorized, 566,875,513 shares issued and 553,082,069 shares outstanding as of September 30, 2025	6		0
Additional paid-in capital	12,734		0
Retained earnings	601		0
Net parent investment	0		10,521				9,520
Treasury stock, 13,793,444 shares as of September 30, 2025	0		0
Accumulated other comprehensive loss	(440)		(606)				(317)
Total Equity attributable to the Company	12,901		9,915				9,203
Noncontrolling interests	(3)		(1)				0
Total Equity	12,898	$ 12,433	9,914		$ 9,837	$ 9,308	9,203		$ 8,210	$ 11,005
Total Liabilities and Equity	24,035		23,805				23,047
Nonrelated Party
Current Assets:
Accounts receivable, net	2,046		1,011				1,213
Current Liabilities:
Accounts payable	1,322		1,285				1,248
Current portion of long-term debt	332		5				6
Long-term debt	4,932		980				976
Related Party
Current Assets:
Accounts receivable, net	0		58				36
Related-party notes receivable			532				149
Current Liabilities:
Accounts payable	0		89				96
Current portion of long-term debt	0		129				125
Long-term debt	$ 0		$ 7,518				$ 7,665

[1]	Long-lived assets, which represents Property, plant and equipment, net, is comprised of land & mineral reserves, buildings & installations, machines, furniture, vehicles and tools.